Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 7. Leases

The Company has operating and finance leases for some of its bank premises, with remaining lease terms of one year to 16 years. Some of the operating leases have options to renew, which are reflected in the years disclosed. The Company’s operating lease right-of-use assets and finance lease assets are included in “Bank premises and equipment, net” in the consolidated balance sheets and operating lease liabilities and finance lease liabilities are included in Accrued interest and other liabilities in the consolidated balance sheets.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2024	2023

Operating lease cost	$206,647	$209,697

Finance lease cost:
Amortization of right-of-use assets	$227,279	$227,279
Interest on lease liabilities	75,956	81,072
Total finance lease cost	$303,235	$308,351

Total rental expense not associated with operating lease costs above amounted to $21,665 and $13,691 for the years ended December 31, 2024 and 2023, respectively.

Supplemental information related to leases as of the balance sheet dates was as follows:

December 31,	2024	2023

Operating Leases
Operating lease right-of-use assets	$395,705	$452,536

Operating lease liabilities	$371,258	$443,370

Finance Leases
Finance lease right-of-use assets	$3,170,768	$3,398,047

Finance lease liabilities	$3,198,108	$3,424,971

December 31,	2024	2023

Weighted Average Remaining Lease Term (in Years)
Operating Leases	1.8	1.7
Finance Leases	13.7	14.7

Weighted Average Discount Rate
Operating Leases	2.38%	1.28%
Finance Leases	2.29%	2.29%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2029, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2024 for each of the next three years and in aggregate are:

2025	$185,265
2026	130,764
2027	32,546
2028	33,523
2029	8,442
Total	$390,540

Finance lease obligations

The following is a schedule of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2024:

2025	$304,758
2026	311,451
2027	320,076
2028	322,163
2029	324,303
Subsequent to 2029	2,114,847
Total minimum lease payments	3,697,598
Less amount representing interest	(499,490)
Present value of net minimum lease payments	$3,198,108

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheets as of December 31, 2024, is shown below:

	Operating Leases	Finance Leases

Undiscounted cash flows	$390,540	$3,697,598
Discount effect of cash flows	(19,282)	(499,490)
Lease liabilities	$371,258	$3,198,108